Derivative Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Realized and unrealized gains (losses) on derivatives classified as cash flow hedges recorded in other comprehensive income (loss)		$ 71,000,000	$ 55,000,000
Non-derivative debt instruments designated as net investment hedges		1,200,000,000	0
Fair value of derivatives under collateral agreements in a net liability position		577,000,000
Collateral posted by company netted against net liability position		527,000,000
Forward commitments to sell mortgage loans		4,400,000,000
Hedged mortgage loans held for sale		2,200,000,000
Unfunded mortgage loan commitments		2,300,000,000
Up Scenario [Member] | Net Sensitivity [Member]
Derivative [Line Items]
Net fair value 25 basis points		(1,000,000)	1,000,000
Net fair value 50 basis points		(7,000,000)	(6,000,000)
Net fair value 100 basis points		(34,000,000)	(44,000,000)
Down Scenario [Member] | Net Sensitivity [Member]
Derivative [Line Items]
Net fair value 25 basis points		(4,000,000)	(10,000,000)
Net fair value 50 basis points		(15,000,000)	(29,000,000)
Net fair value 100 basis points		$ (67,000,000)	$ (101,000,000)
Scenario, Forecast [Member]
Derivative [Line Items]
Estimated gain to be reclassified from other comprehensive income (loss) into earnings	$ 4,000,000